Taxes on Income - Schedule of Company’s Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Loss Before Income Taxes [Abstract]
Domestic	$ (49,317)	$ (43,500)	$ (40,494)
Foreign
Total	$ (49,317)	$ (43,500)	$ (40,494)